Taxation - Reconciliation of differences between statutory income tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Permanent differences	1.20%	(12.10%)	2.60%
Change in valuation allowance	(19.80%)	(10.10%)	(18.00%)
Effect of preferential tax rate	(5.50%)	(1.50%)	(8.20%)
Effect of different tax rates in other jurisdictions (offshore entities)	(0.90%)	(1.30%)	(1.40%)
Change in impairment of intangible assets	0.00%	(3.20%)
Others	0.00%
Effective income tax rate	0.00%	(3.20%)